Document And Entity Information	Aug. 18, 2025
Document Information Line Items
Entity Central Index Key	0002073928
Amendment Description	Amendment No. 1
Document Type	S-1/A
Entity Registrant Name	M3-Brigade Acquisition VI Corp.
Entity Incorporation, State or Country Code	E9
Entity Filer Category	Non-accelerated Filer
Entity Small Business	true
Entity Emerging Growth Company	true
Amendment Flag	true
Entity Ex Transition Period	false